CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 76,508	$ 56,709	$ 45,281	$ 174,422
Marketable securities	190,369	232,413		146,902
Accounts receivable, net of allowance for expected credit losses	28,258	32,141		25,414
Inventory	31,028	32,775		26,123
Prepaid expenses and other current assets	8,839	9,556		9,234
Total current assets	335,002	363,594		382,095
Restricted cash	2,639	2,610		2,604
Property and equipment, net	16,457	17,150		17,926
Intangible assets, net	16,520	4,031		6,034
Operating lease right-of-use assets	15,971	16,339		18,251
Other non-current assets	3,349	2,809		1,657
Total assets	396,512	406,533		428,567
Current liabilities:
Accounts payable	6,731	6,953		5,048
Accrued compensation and benefits	6,308	12,620		14,170
Accrued expenses and other current liabilities	13,314	8,851		6,055
Deferred revenue	9,102	8,827		9,468
Operating lease liabilities	4,940	4,756		4,241
Total current liabilities	40,395	42,007		38,982
Deferred revenue, net of current portion	1,098	1,073		1,227
Operating lease liabilities, net of current portion	31,467	32,615		37,223
Other non-current liabilities	822	800		1,177
Total liabilities	80,119	76,495		78,609
Commitments and contingencies (Note 15)
Stockholders' equity:
Common stock, $0.001 par value per share: Authorized: 120,000 shares; issued and outstanding: 38,544 and 38,014 shares at December 31, 2024 and 2023, respectively	39	39		38
Additional paid-in capital	808,760	803,160		783,142
Accumulated other comprehensive loss	(1,821)	(3,080)		(1,672)
Accumulated deficit	(490,585)	(470,081)		(431,550)
Total stockholders' equity	316,393	330,038	$ 343,378	349,958	$ 357,932	$ 442,792
Total liabilities and stockholders' equity	$ 396,512	$ 406,533		$ 428,567